Stock Options	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Stock Options

9. Stock Options

During the three months ended September 30, 2012 and 2011, the Company recorded compensation expense related to stock options of approximately $342,000 and $417,000, respectively. During the nine months ended September 30, 2012 and 2011, the Company recorded compensation expense related to stock options of approximately $1,136,000 and $1,416,000, respectively. As of September 30, 2012, the total unrecognized compensation cost related to non-vested stock options granted was $2,590,000 and is expected to be recognized over a weighted average period of 2.09 years. The following table presents a summary of stock option transactions for the three and nine months ended September 30, 2012 and 2011:

	Three Months Ended September 30,				Nine Months Ended September 30,
	2012		2011		2012		2011
	Options	Weighted Average Exercise Price	Options	Weighted Average Exercise Price	Options	Weighted Average Exercise Price	Options	Weighted Average Exercise Price
Options at beginning of period	3,698,019	$3.17	2,677,474	$3.98	2,607,446	$3.88	2,741,985	$3.81
Grants	—	—	90,000	7.95	1,127,500	1.71	155,000	7.83
Forfeitures	(9,146)	6.91	—	—	(46,073)	8.32	(7,500)	11.00
Exercises	(2,245)	1.33	(10,000)	2.04	(2,245)	1.33	(132,011)	1.59

Options at end of period	3,686,628	3.16	2,757,474	4.11	3,686,628	3.16	2,757,474	4.11

Weighted average per share fair value of options granted during the period	$—		$5.81		$1.33		$5.67

The following table provides additional information as of September 30, 2012:

	Shares	Weighted Average Exercise Price	Weighted Average Contractual Term	Aggregate Intrinsic Value
	(In thousands)
Outstanding	3,686,628	$3.16	6.58 years	$2,404
Exercisable	2,386,634	2.94	5.29 years	1,524
Expected to vest	941,265	4.06	8.84 years	575

The following table provides additional information as of December 31, 2011:

	Shares	Weighted Average Exercise Price	Weighted Average Contractual Term	Aggregate Intrinsic Value
	(In thousands)
Outstanding	2,607,446	$3.88	6.14 years	$—
Exercisable	2,058,585	2.74	5.54 years	—
Expected to vest	532,303	8.28	8.42 years	—

Per the terms of the Company’s 2004 and 2005 Option Plans (Plans), the Company’s preferred stock financing (Note 12) constituted a change of control for the purposes of Plan vesting and as a result all unvested options under the Plans became vested. As of September 30, 2012 there were 79,380 unvested options and $196,000 of unrecognized compensation expense in connection with the 2004 and 2005 Plans, which will be recognized as expense in the fourth quarter of 2012.

Restricted Stock Units

In February 2012, the Company awarded 85,447 restricted stock units (RSUs), to executive officers and employees at a grant date fair value of $1.70 per RSU. A RSU is a stock award that entitles the holder to receive shares of the Company’s common stock as the award vests. The fair value of the RSUs was determined on the date of grant based on the closing price of the Company’s common stock on the date of grant, which equals the RSU’s intrinsic value. The RSUs were to vest upon the receipt of marketing authorization of ILUVIEN in four of the seven EU countries in which ILUVIEN is recommended for marketing authorization (Note 1). During the second quarter of 2012, the United Kingdom, Austria and Portugal granted ILUVIEN marketing authorization and the Company recorded $109,000 in compensation expense in connection with the RSUs. On July 18, 2012, France granted marketing authorization to ILUVIEN and, as a result, the RSUs became fully vested. During the three and nine months ended September 30, 2012, the Company recognized $36,000 and $145,000, respectively, in compensation expense in connection with the RSUs.

12. OPTIONS

The Company has stock option and stock incentive plans which provide for grants of shares to employees and grants of options to employees and directors to purchase shares of the Company’s common stock at exercise prices generally equal to the fair values of such stock at the dates of grant. Options granted to employees typically become exercisable over a four-year vesting period and have a 10-year term. Options granted to directors typically vest immediately and have a 5-year term.

As of December 31, 2011, the Company was authorized to grant under the Company’s plans up to 2,642,526 shares under the 2010 Equity Incentive Plan. Upon the exercise of stock options, the Company may issue the required shares out of authorized but unissued common stock or out of treasury stock at management’s discretion.

A summary of stock option transactions under the plans are as follows:

	Years Ended December 31,
	2011		2010		2009
		Weighted		Weighted		Weighted
		Average		Average		Average
		Exercise		Exercise		Exercise
	Options	Price	Options	Price	Options	Price
Options outstanding at beginning of period	2,741,985	$3.81	2,225,778	$2.14	1,959,726	$1.80
Grants	155,000	7.83	575,150	10.17	295,463	4.35
Forfeitures	(144,752)	8.98	(14,444)	5.11	(25,551)	1.84
Exercises	(144,787)	1.63	(44,499)	2.10	(3,860)	1.70

Options outstanding at period end	2,607,446	3.88	2,741,985	3.81	2,225,778	2.14

Options exercisable at period end	2,058,585	2.74	1,722,281	1.88	1,427,649	1.70

Weighted average per share fair value of options granted during the period	$5.67		$7.92		$3.74

The following table provides additional information related to outstanding stock options, fully vested stock options, and stock options expected to vest as of December 31, 2011:

	Shares	Weighted Average Exercise Price	Weighted Average Contractual Term	Aggregate Intrinsic Value
				(In thousands)
Outstanding	2,607,446	$3.88	6.14 years	$—
Exercisable	2,058,585	2.74	5.54 years	—
Expected to vest	532,303	8.28	8.42 years	—

The Company estimated the fair value of options granted using the Black-Scholes option-pricing model with the following weighted-average assumptions used for option grants:

	Years Ended December 31,
	2011	2010	2009
Risk-free interest rate	1.61%	1.77%	3.44%
Volatility factor	88.21%	97.32%	112.57%
Grant date fair value of common stock	$5.67	$7.92	$4.35
Weighted-average expected life	5.78 years	6.05 years	6.18 years
Assumed forfeiture rate	10.00%	10.00%	10.00%

Employee stock-based compensation expense related to stock options recognized under ASC 718 was as follows:

	Years Ended December 31,
	2011	2010	2009
	(In thousands)
Marketing	$352	$127	$43
Research and development	376	209	161
General and administrative	1,078	458	307

Total employee stock-based compensation expense	$1,806	$794	$511

The total estimated fair value of options granted during the years ended December 31, 2011, 2010, and 2009 was $879,000, $4,558,000 and $1,100,000, respectively. The total estimated intrinsic value of options exercised during the years ended December 31, 2011, 2010 and 2009 was $897,000, $364,000 and $9,000, respectively.

The Company’s 2010 Plan provides for annual increases in the number of shares available for issuance thereunder on the first day of each fiscal year equal to the least of: (1) 2,000,000 shares of our common stock; (2) 4% of the shares of common stock outstanding at that time; and (3) such other amount as our Board of Directors may determine. On January 1, 2012, an additional 1,257,094 shares became available for future issuance under the 2010 Plan. These additional shares from the annual increase under the 2010 Plan are not included in the foregoing discussion.

The following table summarizes outstanding and exercisable options at December 31, 2011:

	Options Outstanding		Options Exercisable
Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life	Number Exercisable	Weighted Average Remaining Contractual Life
$1.33	597,848	4.37	597,848	4.37
1.39	390,225	5.79	390,225	5.79
2.04	249,170	2.77	249,170	2.77
2.24	4,504	6.16	3,860	6.16
2.41	457,951	6.22	428,689	6.22
3.26	3,676	6.39	2,940	6.39
3.88	33,823	6.09	30,147	6.04
4.01	260,736	7.60	137,102	7.55
5.03	4,438	6.66	3,471	6.66
5.44	2,059	6.77	1,672	6.77
6.74	100,375	8.61	35,218	8.61
7.53	37,500	9.44	37,500	9.44
7.97	20,000	9.30	—	—
8.47	52,618	8.88	11,826	8.03
9.87	21,873	8.75	21,873	8.75
11.00	50,000	8.32	18,748	8.32
11.15	302,650	8.84	81,964	8.84
11.91	18,000	8.93	6,332	8.93

	2,607,446		2,058,585